DERIVATIVE LIABILITIES - Schedule of changes to derivative liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
DERIVATIVE LIABILITIES
Balance, beginning	$ 19,648	$ 170,743
Change in fair value	(1,469)	(151,095)	$ (7,305,746)
Balance, ending	18,179	19,648	$ 170,743
Derivatives with expected life of less than one year	0
Derivatives with expected life greater than one year	$ 18,179	$ 19,648